Directors and key management compensation	12 Months Ended
Mar. 31, 2018
Directors and key management compensation
Directors and key management compensation

 23. Directors and key management compensation

This note details the total amounts earned by the Company’s Directors and members of the Executive Committee.

Directors

Aggregate emoluments of the Directors of the Company were as follows:

	2018	2017	2016
	€m	€m	€m
Salaries and fees	4	4	5
Incentive schemes[1]	3	2	4
Other benefits[2]	1	1	1
	8	7	10

Notes:

1	Excludes gains from long-term incentive plans.
2	Includes the value of the cash allowance taken by some individuals in lieu of pension contributions.

The aggregate gross pre-tax gain made on the exercise of share options in the year ended 31 March 2018 by one Director who served during the year was <€0.1 million (2017: one Director, €0.7 million; 2016: one Director, €0.2 million).

Key management compensation

Aggregate compensation for key management, being the Directors and members of the Executive Committee, was as follows:

	2018	2017	2016
	€m	€m	€m
Short-term employee benefits	27	24	30
Share-based payments	30	25	26
	57	49	56